Expense Example - Mundoval Fund - Mundoval Fund Shares	May 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	476
Expense Example, with Redemption, 5 Years	823
Expense Example, with Redemption, 10 Years	$ 1,801